Net Income Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net Income Per Unit [Abstract]
Partnership's net income	$ 26,975	$ 26,260
Less:
Preferred unit holders' interest in Partnership's net income	5,550	5,628
General Partner's interest in Partnership's net income	426	411
Partnership's net income allocable to unvested units	148	0
Common unit holders' interest in Partnership's net income	$ 20,851	$ 20,221
Denominators
Weighted average number of common units outstanding, basic and diluted	119,559,456	110,427,242
Net income per common unit:
Basic and diluted	$ 0.17	$ 0.18